RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Independent Directors [Member]
Disclosure of transactions between related parties [line items]
Total honorariums	$ 0	$ 13,500	$ 0
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts paid contract for services	480,000	442,500	240,000
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Amounts paid contract for services	$ 289,992	$ 223,372	$ 199,950